Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	118.59
Total Transaction Valuation	858,697
Total Offset Amount	0
Net Fee	$ 118.59
Offset Table N/A	N/A